UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811- 8211

Dreyfus Institutional Preferred Money Market Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	3/31
Date of reporting period:	3/31/2008

FORM N-CSR/A

Item 1. Reports to Stockholders.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter to Shareholders
5	Understanding Your Fund’s Expenses
5	Comparing Your Fund’s Expenses
With Those of Other Funds
6	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
14	Financial Highlights
16	Notes to Financial Statements
21	Report of Independent Registered
Public Accounting Firm
22	Important Tax Information
23	Board Members Information
25	Officers of the Fund
FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus Institutional
Preferred Money Market Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Institutional Preferred Money Market Fund for the 12-month period ended March 31, 2008. On December 7, 2007, the fund renamed its existing shares as Prime shares and added a new share class designated as Reserve shares. During the reporting period, the fund produced a yield of 4.92% for its Prime shares and a yield of 4.18% † for its Reserve shares. Taking into account the effects of compounding, the fund’s Prime and Reserve shares also produced effective yields of 5.03% and 4.26%, † respectively, for the same period.1

† Annualized.

Economic and Credit Concerns Prompted Fed Action

When the reporting period began, an unexpectedly high number of defaults in the sub-prime mortgage market already had led to concerns that slumping U.S. housing markets and resurgent energy prices might derail economic growth, and investors began to reassess their previously generous attitudes toward risk. Over the summer, investors’ credit worries sparked sharp declines among higher-yielding bonds, including those with no exposure to sub-prime mortgages. The resulting tightness in credit markets led to turmoil in the inter-bank lending market and the commercial paper and syndicated loan markets.

After holding short-term interest rates steady for more than a year, the Federal Reserve Board (the “Fed”) intervened in the developing credit crunch in mid-August 2007 by reducing the discount rate by 50 basis points. Investors reacted positively to the move, and most fixed-income market sectors rallied into September. However, the rebound was derailed by new evidence of economic weakness and reports of heavy sub-prime related losses among commercial and investment banks.The Fed attempted to improve market liquidity and address economic concerns when it reduced the federal funds rate from 5.25% to 4.75% in September.

The economy continued to show signs of weakness in October, including reports of a tepid increase of 0.3% in consumer spending. The Fed again cut the federal funds rate, this time by 25 basis points, stating that it regarded the risks of recession and inflation as balanced. However, in November, it was announced that sales of existing homes had fallen to their lowest level since recordkeeping began eight years earlier, and fixed-income markets declined sharply. The Fed reduced the federal funds rate by another 25 basis points in December — to 4.25% — but investors appeared to be disappointed that the reduction was not larger. 2007 ended with an annualized economic growth rate of just 0.6% in the fourth quarter and 2.2% for the year overall.

January saw more disappointing economic news, including lackluster retail sales during the holiday season, further deterioration of housing prices, a surge in foreclosures, additional sub-prime related write-downs by banks and similar losses among bond insurers. Congress passed legislation designed to stimulate the economy, and the Fed reduced the federal funds rate by 125 basis points in two separate moves during the latter part of January, driving the benchmark overnight rate to 3% by the reporting period’s end.

Further signs of economic weakness emerged in February, including the second consecutive report of monthly job losses. Meanwhile, pressures on U.S. financial institutions from the deleveraging of institutional investment portfolios and repricing of real estate remained intense.

In March, non-farm payrolls shrank by another 80,000 jobs, marking the third consecutive monthly decline and driving the total number of lost jobs during the first quarter of 2008 to 232,000.The unemployment rate climbed to 5.1% in March from 4.8% in February.The Fed continued to take aggressive policy action during the month, reducing the federal funds rate by another 75 basis points to 2.25% . In addition, the Fed announced an expansion of its Term Securities Lending Facility, making $200 billion of Treasury securities available to Wall Street firms. In an unprecedented move apparently designed to prevent further damage to the U.S. financial system, the Fed allowed borrowers to use certain mortgage-backed securities as collateral for these loans.

The Fund 3

LETTER TO SHAREHOLDERS (continued)

Longer Maturities Captured Higher Yields

As the credit crisis unfolded and the Fed cut short-term interest rates, yield differences widened along the market’s maturity range, creating more attractive opportunities among longer-dated money market instruments. Moreover, demand for money market instruments surged from investors engaged in a “flight to quality.” In this environment, we increased the fund’s weighted average maturity toward a position we considered longer than industry averages.

Maintaining Caution in an Uncertain Environment

As of the reporting period’s end, the U.S. economy has continued to falter, and the credit crisis has not yet abated. However, we have begun to see signs that the economy and markets may be stabilizing. Activity in the economy’s services sector improved modestly in March, monthly sales of existing homes rose slightly and investors responded favorably to the announcement of additional sub-prime related write-downs by two major investment banks in the apparent belief that the vast majority of such losses were now disclosed.

Whether these signs of improvement portend a longer-term, upward trend remains an open question. Therefore, we plan to maintain the fund’s relatively long weighted average maturity, and we intend to monitor economic and market developments closely.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.

UNDERSTANDING YOUR FUND’S EXPENSES(Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Preferred Money Market Fund from October 1, 2007 to March 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended March 31, 2008 †
	Prime Shares	Reserve Shares

Expenses paid per $1,000 ††	$ .51	$ .51
Ending value (after expenses)	$1,023.10	$1,013.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended March 31, 2008
	Prime Shares	Reserve Shares †††

Expenses paid per $1,000 ††††	$ .51	$ .81
Ending value (after expenses)	$1,024.50	$1,024.20

†	From December 7, 2007 (commencement of initial offering) to March 31, 2008 for Reserve Shares.
††	Expenses are equal to the fund’s annualized expense ratio of .10% for Prime Shares, multiplied by the average account value over the period, by 183/366 (to reflect the one-half year period) and .16% for Reserve Shares, multiplied by the average account over the period by 115/366 (to reflect actual days for the period).
†††	Please note that while Reserve Shares commenced intial offering on December 7, 2007, the “Hypothetical” expenses paid during the period reflect projected activity for the full six month period for purposes of comparability.This projection assumes that annualized expense ratios were in effect during the period October 1, 2007 to March 31, 2008.
††††	Expenses are equal to the fund’s annualized expense ratio of .10% for Prime shares and .16% for Reserve shares, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

The Fund 5

STATEMENT OF INVESTMENTS
March 31, 2008

	Principal
Negotiable Bank Certificates of Deposit—39.0%	Amount ($)	Value ($)

Allied Irish Banks PLC (Yankee)
3.24%—4.94%, 6/6/08	400,000,000	400,312,199
American Express Centurion Bank
4.93%, 6/5/08	100,000,000	100,000,000
American Express Company
4.93%, 6/5/08	100,000,000	100,000,000
Bank of Ireland (Yankee)
3.10%, 7/31/08	200,000,000 [a]	200,000,000
Bank of the West (Yankee)
3.28%, 7/28/08	150,000,000	150,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
3.04%—4.77%, 4/9/08—7/7/08	445,000,000	445,000,000
Barclays Bank PLC (Yankee)
2.68%—4.73%, 4/29/08—9/29/08	275,000,000	275,000,000
Canadian Imperial Bank of
Commerce (Yankee)
2.90%—4.43%, 6/30/08—8/13/08	575,000,000	575,000,000
Credit Suisse (Yankee)
3.46%—4.44%, 4/10/08—7/3/08	350,000,000 [b]	350,000,000
DEPFA BANK PLC (Yankee)
4.38%—4.44%, 4/9/08—4/11/08	475,000,000 [a]	475,000,000
Mizuho Corporate Bank (Yankee)
3.05%—3.23%, 4/7/08—5/14/08	700,000,000	700,000,000
Nordea Bank Finland PLC (Yankee)
3.61%, 10/17/08	70,000,000	70,439,707
Royal Bank of Scotland PLC (Yankee)
4.92%, 6/4/08	200,000,000	200,000,000
Skandinaviska Enskilda Banken AB (Yankee)
3.00%, 8/26/08	150,000,000	150,000,000
Societe Generale (London)
3.89%—4.53%, 4/18/08—7/7/08	575,000,000	575,000,000
Swedbank (ForeningsSparbanken AB)
3.02%, 4/17/08	100,000,000 [b]	100,000,000
UBS AG (Yankee)
3.10%, 7/30/08	100,000,000	100,000,000
UniCredito Italiano Bank PLC (Yankee)
4.58%, 7/7/08	250,000,000 [a]	250,003,290
UniCredito Italiano SpA (Yankee)
3.75%, 7/17/08	200,000,000	200,002,917

	Principal
Negotiable Bank Certificates of Deposit (continued)	Amount ($)	Value ($)

Wachovia Bank, N.A.
4.80%, 5/23/08	125,000,000	125,000,000
Westpac Banking Corp. (Yankee)
3.55%, 4/23/08	150,000,000	150,000,000
Total Negotiable Bank Certificates of Deposit
(cost $5,690,758,113)		5,690,758,113

Commercial Paper—33.0%

Allied Irish Banks PLC
3.01%, 8/26/08	350,000,000	345,762,521
Alpine Securitization Corp.
3.10%—3.22%, 4/25/08—5/13/08	136,000,000 [a]	135,637,440
ASB Finance Ltd.
4.34%, 4/10/08	115,000,000 [a]	114,876,663
Atlantic Asset Securitization LLC
3.12%—4.36%, 4/9/08—5/16/08	316,686,000 [a]	315,945,102
Atlantis One Funding Corp.
3.12%—4.52%, 4/24/08—7/3/08	425,000,000 [a]	422,388,944
Barton Capital LLC
3.05%, 4/1/08	7,514,000 [a]	7,514,000
Calyon North America Inc.
2.90%, 8/15/08	23,000,000	22,751,932
Cancara Asset Securitisation Ltd.
3.22%—3.91%, 4/24/08	290,000,000 [a]	289,368,586
CHARTA LLC
2.96%—3.36%, 4/23/08—8/13/08	250,000,000 [a]	249,049,556
CIESCO LLC
2.96%, 8/12/08	200,000,000 [a]	197,842,444
Citigroup Funding Inc.
3.01%—3.15%, 5/12/08—8/14/08	450,000,000	446,513,194
Commerzbank U.S. Finance Inc.
2.95%, 8/15/08	100,000,000	98,900,667
Fairway Finance Company LLC
3.03%, 4/15/08—4/18/08	300,000,000 [a]	299,587,267
FCAR Owner Trust, Ser. I
3.02%—4.54%, 6/23/08—7/2/08	400,000,000	396,359,667
Gemini Securitization Corp., LLC
3.89%, 4/16/08	45,000,000 [a]	44,927,813

The Fund 7

STATEMENT OF INVESTMENTS (continued)

	Principal
Commercial Paper (continued)	Amount ($)	Value ($)

HVB U.S. Finance Inc.
3.93%—4.35%, 4/10/08	175,000,000 [a]	174,821,875
Scaldis Capital Ltd.
3.06%—3.21%, 4/16/08—5/16/08	500,000,000 [a]	498,632,833
Sheffield Receivables Corp.
3.10%, 4/1/08	3,441,000 [a]	3,441,000
Societe Generale N.A. Inc.
4.33%, 4/8/08	10,159,000	10,150,546
Solitaire Funding Ltd.
4.37%, 4/11/08	125,000,000 [a]	124,850,000
Swedbank (ForeningsSparbanken AB)
2.70%, 9/16/08	150,000,000	148,134,500
Windmill Funding Corp.
3.12%—3.93%, 4/3/08—5/23/08	275,000,000 [a]	273,878,750
Working Capital Management Co. L.P.
3.32%, 5/9/08	175,000,000 [a]	174,390,417
Total Commercial Paper
(cost $4,795,725,717)		4,795,725,717

Corporate Notes—6.2%

Barclays Bank PLC
3.13%, 5/1/08	300,000,000 [b]	300,000,000
Fifth Third Bancorp
2.55%, 4/24/08	200,000,000 [b]	200,000,000
Morgan Stanley
3.27%, 4/4/08	150,000,000 [b]	150,000,000
Wachovia Bank, N.A.
2.86%, 4/27/08	250,000,000 [b]	250,000,000
Total Corporate Notes
(cost $900,000,000)		900,000,000

Time Deposits—6.4%

Commerzbank AG (Grand Cayman)
2.38%, 4/1/08	192,000,000	192,000,000
Dresdner Bank AG (Grand Cayman)
2.55%, 4/1/08	434,000,000	434,000,000
Landesbank Baden-Wurttemberg
(Grand Cayman)
2.44%, 4/1/08	300,000,000	300,000,000
Total Time Deposits
(cost $926,000,000)		926,000,000

	Principal
Repurchase Agreements—15.0%	Amount ($)	Value ($)

Banc of America Securities LLC
3.15%, dated 3/31/08, due 4/1/08 in the
amount of $150,013,125 (fully collateralized by
$175,481,582 Corporate Bonds, 4.25%-12%,
due 5/15/09-4/1/17, value $157,500,001)	150,000,000	150,000,000
Barclays Financial LLC
3.15%, dated 3/31/08, due 4/1/08 in the
amount of $75,006,563 (fully collateralized by
$78,199,000 Corporate Bonds, 5.585%-8.50%,
due 8/15/09-3/11/32, value $77,250,590)	75,000,000	75,000,000
Deutsche Bank Securities
3.12%, dated 3/31/08, due 4/1/08 in the
amount of $110,009,533 (fully collateralized by
$1,127,267,174 Corporate Bonds, .182%-9%,
due 9/18/18-3/1/47, value $113,300,000)	110,000,000	110,000,000
HSBC USA Inc.
3.10%, dated 3/31/08, due 4/1/08 in the
amount of $15,001,292 (fully collateralized by
$14,570,000 Corporate Bonds, 6.65%-7.458%,
due 4/30/24-10/1/36, value $15,752,001)	15,000,000	15,000,000
J.P. Morgan Chase & Co.
3.17%, dated 3/31/08, due 4/1/08 in the
amount of $350,030,819 (fully collateralized by
$1,334,061,666 Corporate Bonds, .14%-9.906%,
due 6/6/08-5/11/57, value $360,414,253)	350,000,000	350,000,000
Lehman Brothers Inc.
3.15%, dated 3/31/08, due 4/1/08 in the
amount of $210,018,375 (fully collateralized by
$196,845,000 Corporate Bonds, 0%-5.75%,
due 7/20/17-12/31/33, value $216,301,373)	210,000,000	210,000,000
Merrill Lynch & Co. Inc.
3.15%-3.20%, dated 3/31/08, due 4/1/08 in the
amount of $450,039,514 (fully collateralized by
$501,352,000 Corporate Bonds, 3.875%-10.75%,
due 12/1/09-7/15/29, value $466,506,285)	450,000,000	450,000,000
Morgan Stanley
2.50%-3.15%, dated 3/31/08, due 4/1/08 in the
amount of $800,062,778 (fully collateralized by
$8,502,964,007 Corporate Bonds, 0%-8.369%, due
5/30/08-8/12/48, value $413,588,260, $341,460,000
Federal Agricultural Mortgage Corp., 4.875%-5.50%, due
1/14/11-4/19/17, value $350,829,452 and $74,214,388
Federal National Mortgage Association, 4.50%-6%, due
9/25/18-7/25/36, value $63,414,091)	800,000,000	800,000,000

The Fund 9

STATEMENT OF INVESTMENTS (continued)

	Principal
Repurchase Agreements (continued)	Amount ($)	Value ($)

UBS Securities LLC
3.10%, dated 3/31/08 due 4/1/08 in the
amount of $20,001,722 (fully collateralized by
$18,630,000 Corporate Bonds, 7.75%,
due 11/1/10, value $20,604,064)	20,000,000	20,000,000
Total Repurchase Agreements
(cost $2,180,000,000)		2,180,000,000

Total Investments (cost $14,492,483,830)	99.6%	14,492,483,830
Cash and Receivables (Net)	.4%	51,361,621
Net Assets	100.0%	14,543,845,451

[a] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities amounted to $4,252,155,980 or 29.2% of net assets.
[b] Variable rate security—interest rate subject to periodic change.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Banking	70.5	Asset-Backed/Single Seller	2.7
Repurchase Agreements	15.0	Brokerage Firms	1.0
Asset-Backed/Multi-Seller Programs	10.4		99.6

† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2008

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments
(Including Repurchase Agreements of
$2,180,000,000)—Note 1(b):	14,492,483,830	14,492,483,830
Cash		112,241
Interest receivable		52,103,912
		14,544,699,983

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		786,764
Payable for shares of Beneficial Interest redeemed		67,768
		854,532

Net Assets ($)		14,543,845,451

Composition of Net Assets ($):
Paid-in capital		14,544,173,825
Accumulated net realized gain (loss) on investments		(328,374)

Net Assets ($)		14,543,845,451

Net Asset Value Per Share
	Prime Shares	Reserve Shares

Net Assets ($)	14,543,795,449	50,002
Shares Outstanding	14,544,123,825	50,000

Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

The Fund 11

STATEMENT OF OPERATIONS
Year Ended March 31, 2008

Investment Income ($):
Interest Income	566,253,218
Expenses:
Management fee—Note 2(a)	11,457,563
Distribution fees (Reserve shares)—Note 2(b)	10
Total Expenses	11,457,573
Investment Income—Net	554,795,645

Net Realized Gain (Loss) on Investments—Note 1(b) ($)	646,966
Net Increase in Net Assets Resulting from Operations	555,442,611

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended March 31,

	2008	2007

Operations ($):
Investment income—net	554,795,645	388,562,712
Net realized gain (loss) on investments	646,966	—
Net Increase (Decrease) in Net Assets
Resulting from Operations	555,442,611	388,562,712

Dividends to Shareholders from ($):
Investment income—net:
Prime shares	(554,794,981)	(388,562,712)
Reserve shares	(664)	—
Total Dividends	(554,795,645)	(388,562,712)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Prime shares	64,826,482,293	39,247,648,688
Reserve shares	50,000	—
Dividends reinvested:
Prime shares	525,750,411	370,456,888
Cost of shares redeemed:
Prime shares	(59,023,919,612)	(37,935,714,548)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	6,328,363,092	1,682,391,028
Total Increase (Decrease) in Net Assets	6,329,010,058	1,682,391,028

Net Assets ($):
Beginning of Period	8,214,835,393	6,532,444,365
End of Period	14,543,845,451	8,214,835,393

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and dis-tributions.These figures have been derived from the fund’s financial statements.

			Year Ended March 31,

Prime Shares [a]	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.049	.052	.037	.016	.010
Distributions:
Dividends from
investment income—net	(.049)	(.052)	(.037)	(.016)	(.010)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	5.04	5.30	3.72	1.64	1.05

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.10	.10	.10	.10	.10
Ratio of net investment income
to average net assets	4.84	5.19	3.62	1.59	1.04

Net Assets, end of period
($ x 1,000)	14,543,795	8,214,835	6,532,444	8,830,437	10,716,974

[a]	The fund commenced offering two classes of shares on December 7, 2007.The existing share were redesignated
Prime Shares.
See notes to financial statements.

Period Ended
Reserve Shares	March 31, 2008 [a]

Per Share Data ($):
Net asset value, beginning of period	1.00
Investment Operations:
Investment income—net	.013
Distributions:
Dividends from investment income—net	(.013)
Net asset value, end of period	1.00

Total Return (%)	4.22[b]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.16[b]
Ratio of net investment income to average net assets	4.19[b]

Net Assets, end of period ($ x 1,000)	50

[a]	From December 7, 2007 (commencement of initial offering) to March 31, 2008.
[b]	Annualized.
See notes to financial statements.

The Fund 15

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Preferred Money Market Fund (the “fund”) is a separate diversified series of Dreyfus Institutional Preferred Money Market Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund.The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser.

On July 1, 2007, Mellon Financial Corporation and The Bank of New York Company, Inc. merged, forming The Bank of New York Mellon Corporation (“BNY Mellon”). As part of this transaction, Dreyfus became a wholly-owned subsidiary of BNY Mellon.

On October 18, 2007, the fund’s Board of Trustees’ approved, effective December 7, 2007, the implementation of a multiple class structure for the fund. On December 7, 2007, existing shares were classified as Prime shares and the fund added Reserve shares.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest. The fund currently offers two classes of shares: Prime shares and Reserve shares. Prime shares and Reserve shares are identical except for the services offered to and the expenses borne by each class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of March 31, 2008, MBC Investment Corp., an indirect subsidiary of BNY Mellon, held 50,000 Reserve shares.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements.The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of pre-

The Fund 17

NOTES TO FINANCIAL STATEMENTS (continued)

mium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investment represents amortized cost.

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that a net realized capital gains can be offset by capital loss car-

ryovers it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

During the current year, the fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.The adoption of FIN 48 had no impact on the operations of the fund for the period ended March 31, 2008.

Each of the tax years in the three-year period ended March 31, 2008, remains subject to examination by the Internal Revenue Service and state taxing authorities.

At March 31, 2008, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The accumulated capital loss carryover of $328,374 is available to be applied against future net securities profits, if any, realized subsequent to March 31, 2008. If not applied, the carryover expires in fiscal 2013.

The tax characters of distributions paid to shareholders during the fiscal periods ended March 31, 2008 and March 31, 2007, were all ordinary income.

At March 31, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly.The Manager has agreed to pay all of the fund’s expenses except the management fee.

(b) Under the Service Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, the fund pays the Distributor at the annual rate of .06% of the value of Reserve shares average daily net assets for distributing Reserve’s shares, for advertising and marketing relating to the Reserve shares and for providing certain services to shareholders of such class of shares. The services include answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of those services.The Distributor determines the amounts to be paid to Service Agents. During the period ended March 31, 2008, the Reserve shares were charged $10 pursuant to the Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $786,764.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees
Dreyfus Institutional Preferred Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Institutional Preferred Money Market Fund (one of the funds comprising Dreyfus Institutional Preferred Money Market Funds) as of March 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended,and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances,but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2008 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Institutional Preferred Money Market Fund at March 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York
May 21, 2008

The Fund 21

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes the fund hereby designates 83.98% of ordinary income dividends paid during the fiscal year ended March 31, 2008 as qualifying “interest related dividends.”

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (64)
Chairman of the Board (1997)

Principal Occupation During Past 5 Years:
• Corporate Director and Trustee

Other Board Memberships and Affiliations:

  The Muscular Dystrophy Association, Director
  Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
  The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
  Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director

No. of Portfolios for which Board Member Serves: 163

———————

Clifford L. Alexander, Jr. (74)
Board Member (1997)

Principal Occupation During Past 5 Years:

  President of Alexander & Associates, Inc., a management consulting firm ( January 1981-present)
  Chairman of the Board of Moody’s Corporation (October 2000-October 2003)
Other Board Memberships and Affiliations:
• Mutual of America Life Insurance Company, Director

No. of Portfolios for which Board Member Serves: 51

———————

David W. Burke (71)
Board Member (2005)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee

Other Board Memberships and Affiliations:
• John F. Kennedy Library Foundation, Director

No. of Portfolios for which Board Member Serves: 85

The Fund 23

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Whitney I. Gerard (73)
Board Member (2003)

Principal Occupation During Past 5 Years:
• Partner of Chadbourne & Parke LLP

No. of Portfolios for which Board Member Serves: 28

———————

George L. Perry (74)
Board Member (2003)

Principal Occupation During Past 5 Years:
• Economist and Senior Fellow at Brookings Institution

No. of Portfolios for which Board Member Serves: 26

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

Lucy Wilson Benson, Emeritus Board Member Arthur A. Hartman, Emeritus Board Member

OFFICERS OF THE FUND (Unaudited)

J. DAVID OFFICER, President since
December 2006.

Chief Operating Officer,Vice Chairman and a Director of the Manager, and an officer of 78 investment companies (comprised of 163 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since April 1998.

PHILLIP N. MAISANO, Executive Vice
President since July 2007.

Chief Investment Officer,Vice Chair and a director of the Manager, and an officer of 78 investment companies (comprised of 163 portfolios) managed by the Manager. Mr. Maisano also is an officer and/or Board member of certain other investment management subsidiaries of The Bank of New York Mellon Corporation, each of which is an affiliate of the Manager. He is 60 years old and has been an employee of the Manager since November 2006. Prior to joining the Manager, Mr. Maisano served as Chairman and Chief Executive Officer of EACM Advisors, an affiliate of the Manager, since August 2004, and served as Chief Executive Officer of Evaluation Associates, a leading institutional investment consulting firm, from 1988 until 2004.

CHARLES CARDONA, Executive Vice
President since March 2000.

Vice Chairman and a Director of the Manager, Executive Vice President of the Distributor, President of Dreyfus Institutional Services Division, and an officer of 12 other investment companies (comprised of 17 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since February 1981.

MICHAEL A. ROSENBERG, Vice President
and Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 79 investment companies (comprised of 180 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel and Secretary of the Manager, and an officer of 79 investment companies (comprised of 180 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager, and an officer of 79 investment companies (comprised of 180 portfolios) managed by the Manager. She is 52 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 79 investment companies (comprised of 180 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager, and an officer of 79 investment companies (comprised of 180 portfolios) managed by the Manager. She is 45 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 79 investment companies (comprised of 180 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since February 1991.

ROBERT R. MULLERY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 79 investment companies (comprised of 180 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since May 1986.

The Fund 25

OFFICERS OF THE FUND (Unaudited) (continued)

JEFF PRUSNOFSKY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 79 investment companies (comprised of 180 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since
November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 79 investment companies (comprised of 180 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer
since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 79 investment companies (comprised of 180 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer
since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 79 investment companies (comprised of 180 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since April 1991.

ROBERT ROBOL, Assistant Treasurer
since August 2003.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 79 investment companies (comprised of 180 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer
since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 79 investment companies (comprised of 180 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 79 investment companies (comprised of 180 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance
Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (79 investment companies, comprised of 180 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon's Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 50 years old and has served in various capacities with the Manager since 1980, including manager of the firm's Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money
Laundering Compliance Officer since
October 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 75 investment companies (comprised of 176 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Distributor since October 1998.

NOTES

For More Information

Telephone Call your Dreyfus Investments Division representative or 1-800-346-3621

E-mail	Access Dreyfus Investments Division at www.dreyfus.com.
You can obtain product information and E-mail requests for information or literature.

Mail Dreyfus Investments Division, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2007, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2008 MBSC Securities Corporation

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter to Shareholders
5	Understanding Your Fund’s Expenses
5	Comparing Your Fund’s Expenses
With Those of Other Funds
6	Statement of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
12	Financial Highlights
13	Notes to Financial Statements
17	Report of Independent Registered
Public Accounting Firm
18	Important Tax Information
19	Board Members Information
21	Officers of the Fund
FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus Institutional
Preferred Plus Money Market Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Institutional Preferred Plus Money Market Fund for the 12-month period ended March 31, 2008. During the reporting period, the fund produced a yield of 4.62% . Taking into account the effects of compounding, the fund also produced an effective yield of 4.72% .1

Economic and Credit Concerns Prompted Fed Action

When the reporting period began, an unexpectedly high number of defaults in the sub-prime mortgage market already had led to concerns that slumping U.S. housing markets and resurgent energy prices might derail economic growth, and investors began to reassess their previously generous attitudes toward risk. Over the summer, investors’ credit worries sparked sharp declines among higher-yielding bonds, including those with no exposure to sub-prime mortgages. The resulting tightness in credit markets led to turmoil in the inter-bank lending market and the commercial paper and syndicated loan markets.

After holding short-term interest rates steady for more than a year, the Federal Reserve Board (the “Fed”) intervened in the developing credit crunch in mid-August 2007 by reducing the discount rate by 50 basis points. Investors reacted positively to the move, and most fixed-income market sectors rallied into September. However, the rebound was derailed by new evidence of economic weakness and reports of heavy sub-prime related losses among commercial and investment banks.The Fed attempted to improve market liquidity and address economic concerns when it reduced the federal funds rate from 5.25% to 4.75% in September.

The economy continued to show signs of weakness in October, including reports of a tepid increase of 0.3% in consumer spending. The Fed again cut the federal funds rate, this time by 25 basis points, stating that it regarded the risks of recession and inflation as balanced. However, in November, it was announced that sales of existing homes

2

had fallen to their lowest level since recordkeeping began eight years earlier, and fixed-income markets declined sharply. The Fed reduced the federal funds rate by another 25 basis points in December — to 4.25% — but investors appeared to be disappointed that the reduction was not larger. 2007 ended with an annualized economic growth rate of just 0.6% in the fourth quarter and 2.2% for the year overall.

January saw more disappointing economic news, including lackluster retail sales during the holiday season, further deterioration of housing prices, a surge in foreclosures, additional sub-prime related write-downs by banks and similar losses among bond insurers. Congress passed legislation designed to stimulate the economy, and the Fed reduced the federal funds rate by another 125 basis points in two separate moves during the latter part of January.

Further signs of economic weakness emerged in February, including the second consecutive report of monthly job losses. Meanwhile, pressures on U.S. financial institutions from the deleveraging of institutional investment portfolios and repricing of real estate remained intense.

In March, non-farm payrolls shrank by another 80,000 jobs, marking the third consecutive monthly decline and driving the total number of lost jobs during the first quarter of 2008 to 232,000.The unemployment rate climbed to 5.1% in March from 4.8% in February.The Fed continued to take aggressive policy action during the month, reducing the federal funds rate by another 75 basis points to 2.25% . In addition, the Fed announced an expansion of its Term Securities Lending Facility, making $200 billion of Treasury securities available to Wall Street firms. In an unprecedented move apparently designed to prevent further damage to the U.S. financial system, the Fed allowed borrowers to use certain mortgage-backed securities as collateral for these loans.

As the credit crisis unfolded and the Fed cut short-term interest rates, yield differences widened along the market’s maturity range, creating more attractive opportunities among longer-dated money market instruments. Moreover, demand for money market instruments surged from investors engaged in a “flight to quality.”

The Fund 3

LETTER TO SHAREHOLDERS (continued)

Maintaining Caution in an Uncertain Environment

As of the reporting period’s end, the U.S. economy has continued to falter, and the credit crisis has not yet abated. However, we have begun to see signs that the economy and markets may be stabilizing. Activity in the economy’s services sector improved modestly in March, monthly sales of existing homes rose slightly and investors responded favorably to the announcement of additional sub-prime related losses by two major investment banks in the apparent belief that the vast majority of such write-downs were now disclosed.

Whether these signs of improvement portend a longer-term, upward trend remains an open question.Therefore, we intend to monitor economic and market developments closely.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.Yield provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s yield and effective yield would have been 4.52% and 4.62%, respectively.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Preferred Plus Money Market Fund from October 1, 2007 to March 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended March 31, 2008

Expenses paid per $1,000 †	$ .00
Ending value (after expenses)	$1,020.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended March 31, 2008

Expenses paid per $1,000 †	$ .00
Ending value (after expenses)	$1,025.00

† Expenses are equal to the fund’s annualized expense ratio of .00%; multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

The Fund 5

STATEMENT OF INVESTMENTS
March 31, 2008

	Principal
Negotiable Bank Certificates of Deposit—31.7%	Amount ($)	Value ($)

Bank of Ireland (Yankee)
3.06%, 4/30/08	30,000,000 [a]	30,002,330
BNP Paribas (Yankee)
2.55%, 5/27/08	30,000,000	30,000,465
Comerica Inc.
3.05%, 5/13/08	30,000,000	30,000,000
Commerzbank AG (Yankee)
2.57%, 5/27/08	30,000,000	30,000,000
DEPFA BANK PLC (Yankee)
2.84%, 6/12/08	30,000,000 [a]	30,000,000
KBC Bank N.V. (London)
3.10%, 4/21/08	15,000,000	15,000,233
Mizuho Corporate Bank (Yankee)
3.05%, 5/14/08	30,000,000	30,000,000
Natixis (Yankee)
2.54%, 5/27/08	30,000,000	30,000,000
Total Negotiable Bank Certificates of Deposit
(cost $225,003,028)		225,003,028

Commercial Paper—13.3%

Alpine Securitization Corp.
3.10%, 5/13/08	30,000,000 [a]	29,892,200
Atlantic Asset Securitization LLC
2.72%, 6/17/08	35,000,000 [a]	34,797,875
Stadshypotek Delaware Inc.
3.07%, 4/25/08	30,000,000 [a]	29,938,900
Total Commercial Paper
(cost $94,628,975)		94,628,975

U.S. Government Agency—17.9%

Federal Farm Credit Bank
1.50%, 4/1/08
(cost $127,000,000)	127,000,000	127,000,000

6

	Principal
Time Deposit—.7%	Amount ($)	Value ($)

Key Bank U.S.A., N.A. (Grand Cayman)
2.13%, 4/1/08
(cost $5,000,000)	5,000,000	5,000,000

Repurchase Agreements—36.5%

Banc of America Securities LLC
2.40%, dated 3/31/08, due 4/1/08
in the amount of $50,003,333 (fully
collateralized by $80,680,463 Federal
National Mortgage Association, 0%, due
1/1/36, value $51,000,000)	50,000,000	50,000,000
Barclays Financial LLC
2.50%, dated 3/31/08, due 4/1/08
in the amount of $50,003,472 (fully
collateralized by $23,198,342 Federal
Home Loan Mortgage Corp., 4.02%-5%,
due 10/15/25-6/1/34,
value $23,264,337 and $34,002,250
Federal National Mortgage
Association, 6.33%, due
10/1/36, value $27,735,664)	50,000,000	50,000,000
Deutsche Bank Securities
2.50%, dated 3/31/08, due 4/1/08
in the amount of $60,004,167 (fully
collateralized by $74,977,074 Federal
National Mortgage Association,
4.50%-6.50%, due 5/1/22-11/1/36,
value $61,200,000)	60,000,000	60,000,000
Greenwich Capital Markets
2.50%, dated 3/31/08, due 4/1/08
in the amount of $50,003,472 (fully
collateralized by $89,966,099 Federal
National Mortgage Association, 0%, due
11/1/35-7/1/36, value $51,002,509)	50,000,000	50,000,000

The Fund 7

STATEMENT OF INVESTMENTS (continued)

	Principal
Repurchase Agreements (continued)	Amount ($)	Value ($)

UBS Securities LLC
2.40%, dated 3/31/08, due 4/1/08 in
the amount of $50,003,333 (fully
collateralized by $62,869,000 Federal
Home Loan Mortgage Corp., 0%, due
3/15/10-9/15/19, value $51,003,704)	50,000,000	50,000,000
Total Repurchase Agreements
(cost $260,000,000)		260,000,000

Total Investments (cost $711,632,003)	100.1%	711,632,003

Liabilities, Less Cash and Receivables	(.1%)	(915,916)

Net Assets	100.0%	710,716,087

[a] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities amounted to $154,631,305 or 21.8% of net assets.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Banking	40.8	Asset-Backed/
Repurchase Agreements	36.5	Multi-Seller Programs	4.9
Government Agency	17.9		100.1

† Based on net assets.
See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2008

	Cost	Value

Assets ($):
Investments in securities-See Statement of
Investments (including Repurchase
Agreements of $260,000,000)—Note 1(b):	711,632,003	711,632,003
Interest receivable		573,773
		712,205,776

Liabilities ($):
Cash overdraft due to Custodian		1,489,689

Net Assets ($)		710,716,087

Composition of Net Assets ($):
Paid-in capital		710,717,179
Accumulated net realized gain (loss) on investments		(1,092)

Net Assets ($)		710,716,087

Shares Outstanding
(unlimited number of $.001 par value
shares of Beneficial interest authorized)		710,717,179
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

The Fund 9

STATEMENT OF OPERATIONS
Year Ended March 31, 2008

Investment Income ($):
Interest Income	41,976,102
Expenses:
Management fee—Note 2(a)	896,956
Less—reduction in management fee
due to undertaking—Note 2(a)	(896,956)
Net Expenses	—
Investment Income-Net	41,976,102
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	3,318
Net Increase in Net Assets Resulting from Operations	41,979,420

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended March 31,

	2008	2007

Operations ($):
Investment income—net	41,976,102	40,647,894
Net realized gain (loss) on investments	3,318	—
Net Increase (Decrease) in Net Assets
Resulting from Operations	41,979,420	40,647,894

Dividends to Shareholders from ($):
Investment income—net	(41,976,102)	(40,647,894)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	8,654,660,335	6,673,979,099
Dividends reinvested	24,637	454
Cost of shares redeemed	(8,830,137,117)	(6,456,389,411)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(175,452,145)	217,590,142
Total Increase (Decrease) in Net Assets	(175,448,827)	217,590,142

Net Assets ($):
Beginning of Period	886,164,914	668,574,772
End of Period	710,716,087	886,164,914

See notes to financial statements.

The Fund 11

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended March 31,

	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.046	.052	.037	.017	.011
Distributions:
Dividends from investment income—net	(.046)	(.052)	(.037)	(.017)	(.011)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	4.73	5.35	3.75	1.69	1.07

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.10	.10	.10	.10	.10
Ratio of net expenses
to average net assets	—	—	—	—	—
Ratio of net investment income
to average net assets	4.68	5.23	3.65	1.80	1.07

Net Assets, end of period ($ x 1,000)	710,716	886,165	668,575	354,840	223,169

See notes to financial statements.

12

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Preferred Plus Money Market Fund (the “fund”) is a separate diversified series of Dreyfus Institutional Preferred Money Market Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund.The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The fund serves as an investment vehicle for certain other Dreyfus funds as well as for other institutional investors. At March 31, 2008, 100% of the funds outstanding shares were held by other Dreyfus funds.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. On July 1, 2007, Mellon Financial Corporation and the Bank of New York Company, Inc. merged, forming The Bank of New York Mellon Corporation (“BNY Mellon”). As part of this transaction, Dreyfus became a wholly-owned subsidiary of BNY Mellon. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

The Fund 13

NOTES TO FINANCIAL STATEMENTS (continued)

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the fund’s Board of Trustees to represent the fair value of the fund’s investments.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to

14

repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that a net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

During the current year, the fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.The adoption of FIN 48 had no impact on the operations of the fund for the period ended March 31, 2008.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (continued)

Each of the tax years in the three-year period ended March 31, 2008, remains subject to examination by the Internal Revenue Service and state taxing authorities.

At March 31, 2008, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The accumulated capital loss carryover of $1,092 is available to be applied against future net securities profits, if any, realized subsequent to March 31, 2008. If not applied, $465 of the carryover expires in fiscal 2011 and $627 expires in fiscal 2012.

The tax characters of distributions paid to shareholders during the fiscal periods ended March 31, 2008 and March 31, 2007 were all ordinary income.

At March 31, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly.The Manager has agreed to pay all of the fund’s expenses except the management fee. The Manager had undertaken from April 1, 2007 through March 31, 2008 to waive its management fee.The reduction in management fee, pursuant to the undertaking, amounted to $896,956 during the period ended March 31, 2008.This waiver was voluntary, not contractual and can be terminated at any time.

16

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees
Dreyfus Institutional Preferred Plus Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Institutional Preferred Plus Money Market Fund (one of the funds comprising Dreyfus Institutional Preferred Money Market Funds) as of March 31, 2008, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances,but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2008 by correspondence with the custodian.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Institutional Preferred Plus Money Market Fund at March 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York
May 21, 2008

The Fund 17

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes the fund hereby designates 92.06% of ordinary income dividends paid during the fiscal year ended March 31, 2008 as qualifying “interest related dividends.”

18

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (64)
Chairman of the Board (1997)

Principal Occupation During Past 5 Years:
• Corporate Director and Trustee

Other Board Memberships and Affiliations:

  The Muscular Dystrophy Association, Director
  Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
  The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
  Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director

No. of Portfolios for which Board Member Serves: 163

———————

Clifford L. Alexander, Jr. (74)
Board Member (1997)

Principal Occupation During Past 5 Years:

  President of Alexander & Associates, Inc., a management consulting firm ( January 1981-present)
  Chairman of the Board of Moody’s Corporation (October 2000-October 2003)
Other Board Memberships and Affiliations:
• Mutual of America Life Insurance Company, Director

No. of Portfolios for which Board Member Serves: 51

———————

David W. Burke (71)
Board Member (2003)

Principal Occupation During Past 5 Years:
• Corporate Director and Trustee

Other Board Memberships and Affiliations:
• John F. Kennedy Library Foundation, Director

No. of Portfolios for which Board Member Serves: 85

The Fund 19

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Whitney I. Gerard (73)
Board Member (2003)

Principal Occupation During Past 5 Years:
• Partner of Chadbourne & Parke LLP

No. of Portfolios for which Board Member Serves: 28

———————

George L. Perry (74)
Board Member (2003)

Principal Occupation During Past 5 Years:
• Economist and Senior Fellow at Brookings Institution

No. of Portfolios for which Board Member Serves: 26

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

Lucy Wilson Benson, Emeritus Board Member Arthur A. Hartman, Emeritus Board Member

20

OFFICERS OF THE FUND (Unaudited)

J. DAVID OFFICER, President since
December 2006.

Chief Operating Officer,Vice Chairman and a Director of the Manager, and an officer of 78 investment companies (comprised of 163 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since April 1998.

PHILLIP N. MAISANO, Executive Vice
President since July 2007.

Chief Investment Officer,Vice Chair and a director of the Manager, and an officer of 78 investment companies (comprised of 163 portfolios) managed by the Manager. Mr. Maisano also is an officer and/or Board member of certain other investment management subsidiaries of The Bank of New York Mellon Corporation, each of which is an affiliate of the Manager. He is 60 years old and has been an employee of the Manager since November 2006. Prior to joining the Manager, Mr. Maisano served as Chairman and Chief Executive Officer of EACM Advisors, an affiliate of the Manager, since August 2004, and served as Chief Executive Officer of Evaluation Associates, a leading institutional investment consulting firm, from 1988 until 2004.

CHARLES CARDONA, Executive Vice
President since March 2000.

Vice Chairman and a Director of the Manager, Executive Vice President of the Distributor, President of Dreyfus Institutional Services Division, and an officer of 12 other investment companies (comprised of 17 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since February 1981.

MICHAEL A. ROSENBERG, Vice President
and Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 79 investment companies (comprised of 180 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel and Secretary of the Manager, and an officer of 79 investment companies (comprised of 180 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager, and an officer of 79 investment companies (comprised of 180 portfolios) managed by the Manager. She is 52 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 79 investment companies (comprised of 180 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager, and an officer of 79 investment companies (comprised of 180 portfolios) managed by the Manager. She is 45 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 79 investment companies (comprised of 180 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since February 1991.

ROBERT R. MULLERY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 79 investment companies (comprised of 180 portfolios) managed by Manager. He is 56 years old and has been an employee of the Manager since May 1986.

The Fund 21

OFFICERS OF THE FUND (Unaudited) (continued)

JEFF PRUSNOFSKY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 79 investment companies (comprised of 180 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since
November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 79 investment companies (comprised of 180 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer
since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 79 investment companies (comprised of 180 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer
since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 79 investment companies (comprised of 180 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since April 1991.

ROBERT ROBOL, Assistant Treasurer
since August 2003.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 79 investment companies (comprised of 180 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer
since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 79 investment companies (comprised of 180 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 79 investment companies (comprised of 180 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance
Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (79 investment companies, comprised of 180 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon's Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 50 years old and has served in various capacities with the Manager since 1980, including manager of the firm's Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money
Laundering Compliance Officer since
October 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 75 investment companies (comprised of 176 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Distributor since October 1998.

22

NOTES

For More Information

Telephone Call your Dreyfus Investments Division representative or 1-800-346-3621

E-mail	Access Dreyfus Investments Division at www.dreyfus.com.
You can obtain product information and E-mail requests for information or literature.

Mail Dreyfus Investments Division, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2007, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2008 MBSC Securities Corporation

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Joseph S. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $48,885 in 2007 and $50,351 in 2008.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2007 and $0 in 2008.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2007 and $0 in 2008.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $6,522 in 2007 and $4,923 in 2008. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $0 in 2007 and $0 in 2008.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $22 in 2007 and $5,326 in 2008. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee were $0 in 2007 and $0 in 2008.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $722,002 in 2007 and $2,263,238 in 2008.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 6.	Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the

Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Preferred Money Market Funds

By:	/s/ J. David Officer
J. David Officer
President

Date:	June 2, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s / J. David Officer
J. David Officer
President

Date:	June 2, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	June 2, 2008

EXHIBIT INDEX

(a)(1)	Code of ethics referred to in Item 2.

(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)	Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)